UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS FUND I LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: DECEMBER 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund I LLC

Schedule of Investments

December 31, 2015
(unaudited)

	Cost	Fair Value
Investment in FEG Absolute Access Fund LLC (1) - 102.6%	$352,840,911	$340,204,399
Liabilities in excess of other assets - (2.6)%		(8,753,381)
Total Members' Capital - 100.0%		$331,451,018

(1)	Invests the majority of its assets in FEG Absolute Access Fund LLC

The Schedule of Investments of FEG Absolute Access Fund LLC is included below.

FEG Absolute Access Fund LLC

Schedule of Investments

December 31, 2015
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)

Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	$12,308,154	$15,668,977	4.1%	Annually (5)	60 days
BlueTrend Fund, L.P., Class A	14,500,000	16,231,825	4.2	Monthly	30 days
Brevan Howard Argentina Fund Limited	12,000,000	12,481,571	3.2	Monthly	90 days
Canyon Balanced Fund, L.P.	19,642,801	18,049,355	4.7	Quarterly (6)	90 days
Caxton Global Investments Limited, Class T	18,800,000	18,866,033	4.9	Quarterly	45 days
Claren Road Credit Partners, L.P.	10,479,906	8,907,628	2.3	Quarterly (5)	45 days
CVI Global Value Fund A, L.P., Class H(4)	720,090	2,010,240	0.5	Quarterly (7)	120 days
Elliott International Limited	25,928,845	26,486,546	6.9	Semi-Annually (7)	60 days
Eton Park Fund, L.P., Class B(4)	19,227,946	24,778,409	6.4	Quarterly	65 days
Eton Park Overseas Fund, Ltd.(4)	2,116,968	2,903,662	0.8	Annually (5)	65 days
Farallon Capital Partners, L.P.(4)	18,060,570	21,900,000	5.7	Annually (5)	45 days
Fir Tree Capital Opportunity Fund, L.P.	17,850,400	20,775,505	5.4	Annually (5)	90 days
Governors Lane Onshore Fund L.P.	6,000,000	5,781,000	1.5	Quarterly (5)	65 days
Graham Global Investment Fund II SPC, Ltd.	18,875,886	20,516,534	5.3	Monthly	3 days
GSO Special Situations Fund, L.P.(4)	216,975	317,245	0.1	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	13,497,263	17,133,751	4.4	Quarterly	90 days
Highfields Capital, Ltd.(4)	19,194,668	21,147,700	5.5	Annually (7)(9)	45 days
Highfields Capital II, L.P.	192,489	221,835	0.1	Annually (7)	60 days
Indaba Capital Partners (Cayman), LP	21,000,000	20,530,887	5.3	Quarterly	90 days
Kepos Alpha Fund, L.P., Class A	18,550,000	18,715,000	4.9	Quarterly (10)	65 days
LibreMax SL Fund, L.P.	11,500,000	12,535,029	3.3	Not Permitted	N/A
MKP Opportunity Partners, L.P.	13,500,000	13,775,965	3.6	Quarterly (5)	90 days
OZ Asia Domestic Partners, L.P.(4)	17,250,000	20,702,542	5.4	Quarterly (11)	45 days
Rimrock High Income PLUS (QP) Fund, L.P.	20,000,000	20,380,850	5.3	Annually (7)	120 days
Stark Investments, L.P. (4)(12)	14,122	4,254	0.0	Quarterly	N/A
Stark Investments, L.P., Class A (4)(13)	174,412	178,987	0.0	Quarterly	N/A
Stark Investments, L.P., Class B (4)	11,324	12,940	0.0	Quarterly	N/A
Strategic Value Restructuring Fund, L.P., Class C	17,999,612	18,258,742	4.7	Annually (5)	95 days
Taconic Opportunity Fund, L.P.	19,423,630	21,194,847	5.5	Quarterly (8)	60 days
Total investments in Portfolio Funds	$369,036,061	$400,467,859	104.0%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital

Short-term investments:
United States:
Money market fund:
Federated Prime Obligations Fund #10, 0.27% (14)	$2,987,381	$2,987,381	0.8%
Total investments in Portfolio Funds
and short-term investments	$372,023,442	$403,455,240	104.8%

Liabilities less other assets		(18,402,629)	(4.8)%

Members’ capital		$385,052,611	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(2)	Non-income producing.
(3)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage and other event-driven strategies.
(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.
(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50% and 100% of the total investment becoming eligible for redemption each successive quarter.
(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.
(8)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis with 25% of the total investment being eligible for redemption each succesive quarter.
(9)	In addition to annual withdrawals, semi-annual withdrawals are also permitted from this Portfolio Fund at a limited amount of 25% of the net asset value held by a shareholder.
(10)	In addition to quarterly withdrawals, monthly withdrawals are also permitted from this Portfolio Fund at a limited amount of 33% of the net asset value held by a shareholder subject to a 0.20% redemption fee on the proceeds.
(11)	Withdrawals from this Portfolio Fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.
(12)	Does not include holdback at cost of $158,881, included in receivable for Portfolio Funds sold in the Statement of Assets, Liabilities and Members' Capital.
(13)	Does not include holdback at cost of $1,459, included in receivable for Portfolio Funds sold in the Statement of Assets, Liabilities and Members' Capital.
(14)	The rate shown is the annualized 7-day yield as of December 31, 2015

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund I LLC (the “Fund”) invests through its investment in FEG Absolute Access Fund LLC (the “Master Fund”). Prior to January 11, 2016, the Fund invested all or substantially all of its assets in the FEG Absolute Access TEI Fund LDC (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the Fund, which then invested in FEG Absolute Access Fund. As of January 11, 2016, the Offshore Fund was dissolved, resulting in the Fund investing directly in FEG Absolute Access Fund. The Fund records its investment in FEG Absolute Access Fund at fair value which is represented by the Fund’s units held in FEG Absolute Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by the Master Fund is discussed in the notes to FEG Absolute Access Fund’s financial statements. The performance of the Fund is directly affected by the performance of FEG Absolute Access Fund. The Schedule of Investments for the Master Fund is included in this filing. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS FUND I LLC

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahn, President
(principal executive officer)

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	February 29, 2016

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	February 29, 2016

* Print the name and title of each signing officer under his or her signature.